Acquisition of ITS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Business Combinations [Abstract]
Acquisition of ITS
2.	Acquisition of ITS

On April 22, 2013 we acquired ITS for an initial purchase price of $101.0 million paid at the closing of the ITS Acquisition. An additional $24.0 million was deposited into an escrow account, which is payable to the seller or to us, as the case may be, in accordance with the ITS Acquisition agreement (the Acquisition Agreement). As of March 31, 2014, $7.0 million of the escrow funds had been released to the seller. The ITS Acquisition closed simultaneously with the execution of the Acquisition Agreement on April 22, 2013.

Fair value of Consideration Transferred

The following details the fair value of the consideration transferred to effect the ITS Acquisition (dollars in thousands).

Cash paid to, or on behalf of, ITS and its equity holders	$101,000
Cash deposited in escrow	19,000
Fair value of contingent consideration deposited in escrow for assets not acquired(1)	5,000

Total fair value of the consideration transferred	$125,000

(1)	Based on the terms of the Acquisition Agreement, $5.0 million of the $24.0 million in escrow to be paid to the seller is contingent upon certain future liabilities that could become due by ITS in certain jurisdictions. Any payments in relation to these liabilities will be deducted from the $5.0 million escrow amount and the net balance of the escrow will be paid to the seller. We estimate that the entire $5.0 million in escrow will be paid to the seller, and therefore, the estimated fair value of the consideration in escrow related to these liabilities is $5.0 million. We do not expect to receive any amount back from escrow, and therefore did not record a receivable from the escrow. Any changes to the fair value of the contingent consideration in the future of less than $5.0 million will result in recording a receivable from escrow. The receivable will be recorded at fair value. As of March 31, 2014, the fair value of the receivable was $0.0 million.

Allocation of Consideration Transferred to Net Assets Acquired

We have finalized the determination of the fair values of the assets acquired and liabilities assumed as set forth below. The acquired assets and assumed liabilities were subject to adjustment during a one-year measurement period subsequent to the ITS Acquisition as permitted under GAAP. The estimated fair values of certain assets and liabilities, primarily receivables, intangible assets, property, plant and equipment, taxes, contingencies and noncontrolling interests required judgments and assumptions that resulted in adjustments made to these estimates during the measurement period. The measurement period adjustments were recorded to reflect new information obtained about facts and circumstances existing as of the ITS Acquisition and did not result from subsequent intervening events.

April 22, 2013 (In thousands)
Cash and cash equivalents	$7,009
Accounts and notes receivable, net(1)	48,184
Other current assets	1,803
Accounts payable and accrued liabilities(2)	(35,156)
Accrued income taxes	(1,251)

Working capital excluding rig materials and supplies	20,589
Rig materials and supplies	11,514
Property, plant and equipment, net(3)	72,935
Investment in joint venture	4,134
Other noncurrent assets	2,818

Total tangible assets	111,990
Deferred income tax assets — current(4)	222
Deferred income tax assets — noncurrent(4)	11,640
Intangible assets(5)	8,500

Total assets acquired	132,352

Other long-term liabilities	(211)
Long-term deferred tax liability	(2,796)

Net assets acquired	129,345
Less: Noncontrolling interest(6)	(4,345)

Total consideration transferred	$125,000

(1)	Our provisional allocation included $54.7 million of gross contractual accounts receivable. During the 2013 fourth quarter, adjustments of $1.2 million were recorded as of December 31, 2013 resulting in final fair value of gross accounts receivable of $55.9 million. These adjustments were recorded to reflect recognition of receivables for revenue earned prior to the acquisition date. Additionally, the initial allocation included $5.9 million of allowance for doubtful accounts. During the 2014 first quarter, we recorded an additional $1.9 million allowance to reserve against receivables that existed as of the acquisition date and were deemed to be uncollectible based on new information obtained during the measurement period that existed at the time of acquisition.
(2)	Our provisional allocation included $39.2 million of accounts payable and accrued liabilities. During the 2013 third quarter we recorded a reclassification of $4.0 million to reclassify reserves to property, plant, and equipment. This reclassification was reflected in our December 31, 2013 consolidated balance sheet but was not included in our disclosure of the Allocation of Consideration Transferred to Net Assets Acquired as of December 31, 2013. We have corrected this as of March 31, 2014 and do not believe the reclassification is material to our previously reported disclosure.
(3)

Management determined that the fair value of the net assets acquired less noncontrolling interest equaled consideration paid. Therefore no goodwill was recorded. Our provisional allocation included an adjustment of $40.2 million to reduce the historical carrying value of the acquired property, plant and equipment to its estimated fair value at the date of acquisition. The measurement period adjustments to receivables, deferred income taxes, intangibles, and noncontrolling interests directly impacted the determination of the final fair value of the acquired property, plant and equipment, resulting in measurement period adjustments totaling $2.6 million to increase the fair value of property, plant and equipment.

(4)	Our provisional allocation included $14.4 million of deferred tax assets. During the measurement period, adjustments of ($2.9) million and $0.4 million were recorded as of December 31, 2013 and March 31, 2014, respectively, resulting in final fair value of deferred tax assets of $11.9 million. Adjustments to deferred income tax assets primarily related to the differences between the final acquisition date fair value and tax basis of acquired property, plant and equipment.
(5)	Our provisional allocation included $10.0 million and $0.2 million to reflect the estimated fair values of definite- and indefinite-lived intangible assets, respectively, for the ITS Acquisition. During the 2013 fourth quarter we recorded adjustments of $1.5 million and $0.2 million to reduce the value of the definite- and indefinite-lived intangible assets down to $8.5 million and zero respectively. Our depreciation and amortization expense for the year ended December 31, 2013 reflects this valuation adjustment. Definite-lived intangible assets recorded in connection with the ITS Acquisition, which primarily relate to trade names, customer relationships, and developed technology will be amortized over a weighted average period of approximately 3.4 years.
(6)	Our provisional allocation included noncontrolling interest of $2.7 million. The estimated fair value of the noncontrolling interest was calculated as a percentage of the net assets acquired related to certain subsidiaries in which ITS holds less than a 100 percent controlling interest. The fair value of the net assets of these subsidiaries was primarily based on the income approach valuation model. During the 2014 first quarter, we obtained new information about the acquired subsidiaries that existed at the date of acquisition which resulted in an increase in the acquisition date fair value of $1.6 million, resulting in a final fair value of the noncontrolling interest of $4.3 million.

The impacts to our December 31, 2013 consolidated balance sheet for the revisions to the provisional allocation made during the 2014 first quarter are as follows:

Increase/(Decrease) (In thousands)
Accounts and notes receivable, net	$(1,859)

Total current assets	(1,859)
Property, plant and equipment	3,072
Deferred income tax assets — noncurrent	391

Total non-current assets	3,463

Total assets	$1,604

Long-term deferred tax liabilities	(60)

Total non-current liabilities	(60)

Total liabilities	$(60)

Noncontrolling interest	$1,664

Total liabilities and stockholder’s equity	$1,604

The impact of the revisions to the provisional allocation recorded during the 2014 first quarter, including the impact to depreciation expense related to the increase in property, plant and equipment, are not material to our historical consolidated financial statements or disclosures.

Acquisition Related Costs

Acquisition-related transaction costs, consisting of various advisory, compliance, legal, accounting, valuation and other professional or consulting fees, were nominal for the three month period ended March 31, 2014 and were $22.5 million for the year ended December 31, 2013. These costs were expensed as incurred and included in general and administrative expense on our consolidated condensed statement of operations. Debt issuance costs of $5.4 million associated with our $125 million term loan, fully funded by Goldman Sachs Bank USA as Sole Lead Arranger and Administrative Agent (the Goldman Term Loan) issued on April 18, 2013 were initially deferred to be amortized to interest expense over the life of the term loan. However, the Goldman Term Loan was repaid on July 30, 2013 with net proceeds from the issuance of $225.0 million aggregate principal amount of 7.50% Senior Notes due August 1, 2020 (see Note 8 — Long-Term Debt, for further discussion), and the unamortized deferred costs of $5.1 million were expensed during the third quarter of 2013.

Supplemental Pro forma Results

ITS’s results of operations have been included in our financial statements for periods subsequent to April 22, 2013, the effective date of the ITS Acquisition. ITS contributed revenues of $88.0 million and net income of approximately $10.0 million to Parker Drilling for the period from the closing of the ITS Acquisition through December 31, 2013. For the three months ended March 31, 2014 ITS contributed revenues of $27.8 million and net loss of approximately $2.0 million.

The following unaudited supplemental pro forma results present consolidated information for the three months ended March 31, 2013 as if the ITS Acquisition had been completed on January 1, 2012. The pro forma results have been calculated after applying our accounting policies and include, among others, (i) the amortization associated with the fair value of the acquired intangible assets, (ii) interest expense associated with the Goldman Term Loan and (iii) the impact of certain fair value adjustments such as a decrease in depreciation expense related to the write-down in property, plant and equipment. The pro forma results do not include any potential synergies, non-recurring charges which result directly from the ITS Acquisition, cost savings or other expected benefits of the ITS Acquisition. The pro forma financial information does not necessarily represent what would have occurred if the transaction had taken place at the beginning of the period presented and should not be taken as representative of our future consolidated results of operations.

Three Months Ended March 31, 2013
(Dollars in thousands except per share data)
Revenue	$199,951
Net income	$6,715
Net income attributable to Parker Drilling	$6,735
Earnings per share — basic	$0.06
Earnings per share — diluted	$0.06

Basic number of shares	118,867,678
Diluted number of shares	120,072,574

Note 2 — Acquisition of ITS

On April 22, 2013 we acquired International Tubular Services Limited and certain of its affiliates (collectively, ITS) and other related assets (the ITS Acquisition) for an initial purchase price of $101.0 million paid at the closing of the ITS Acquisition. An additional $24.0 million was deposited into an escrow account, which will either be paid to the seller or to us, as the case may be, in accordance with the Agreement. As of December 31, 2013 $5.0 million of escrow funds has been released to the seller. The ITS Acquisition closed simultaneously with the execution of the agreement on April 22, 2013.

Fair value of Consideration Transferred

The following details the fair value of the consideration transferred to effect the ITS Acquisition (dollars in thousands).

Cash paid to, or on behalf of, ITS and its equity holders	$101,000
Cash deposited in escrow	19,000
Fair value of contingent consideration deposited in escrow for assets not acquired(1)	5,000

Total fair value of the consideration transferred	$125,000

(1)	Based on the terms of the acquisition agreement, $5.0 million of the $24.0 million in escrow to be paid to the seller is contingent upon certain future liabilities that could become due by ITS in certain jurisdictions. Any payments in relation to these liabilities will be deducted from the $5.0 million escrow amount and the net balance of the escrow will be paid to the seller. We estimate that the entire $5.0 million in escrow will be paid to the seller, and therefore, the estimated fair value of the consideration in escrow related to these liabilities is $5.0 million. We do not expect to receive any amount back from escrow, and therefore did not record a receivable from the escrow. Any changes to the fair value of the contingent consideration in the future of less than $5.0 million will result in recording a receivable from escrow. The receivable will be recorded at fair value. As of December 31, 2013, the fair value of the receivable is $0.0 million.

Preliminary Allocation of Consideration Transferred to Net Assets Acquired

Preliminary estimates of fair value of identifiable assets acquired and liabilities assumed in the ITS Acquisition were based on management’s estimates, judgments and assumptions and are subject to change upon final valuation. As of December 31, 2013, the fair value estimate of certain identifiable assets acquired and liabilities assumed has been adjusted. These estimates, judgments and assumptions are subject to change upon final valuation and should be treated as preliminary values. Management estimated that the fair value of the net assets acquired less noncontrolling interest equals consideration paid. Therefore, there was no goodwill recorded.

The final allocation of consideration will include changes in (1) amounts deposited in escrow, (2) estimated fair values of property and equipment, (3) allocations to intangible assets and liabilities, (4) changes in contingent consideration, and (5) other assets and liabilities. These amounts will be finalized as soon as possible, but no later than one year from the acquisition date.

April 22, 2013
(In thousands)
Cash and cash equivalents	$7,009
Accounts and notes receivable, net(1)	50,043
Other current assets	1,803
Accounts payable and accrued liabilities	(39,156)
Accrued income taxes	(1,251)

Working capital excluding rig materials and supplies	18,448
Rig materials and supplies	11,514
Property, plant and equipment, net(2)	73,863
Investment in joint venture	4,134
Other noncurrent assets	2,818

Total tangible assets	110,777
Deferred income tax assets — current	222
Deferred income tax assets — noncurrent(3)	11,249
Intangible assets(4)	8,500

Total assets acquired	130,748
Other long-term liabilities	(211)
Long-term deferred tax liability	(2,856)

Net assets acquired	127,681
Less: Noncontrolling interest(5)	(2,681)

Total consideration transferred	$125,000

(1)	Gross contractual amounts receivable totaled $55.9 million as of the acquisition date.
(2)	We recorded an adjustment of $40.2 million to reduce the historical carrying value of the acquired property, plant and equipment to its estimated fair value.
(3)	In connection with the ITS Acquisition, we recorded a $5.0 million adjustment to increase deferred income tax assets primarily related to the differences between acquisition date estimated fair value and tax basis of acquired property, plant and equipment.
(4)	We recorded $8.5 million to reflect the estimated fair value of definite lived intangible assets recognized in connection with the ITS Acquisition. Our depreciation and amortization expense will reflect this valuation adjustment as the definite lived intangible assets are amortized in future periods. Definite lived intangible assets recorded in connection with the ITS Acquisition, which primarily relate to trade names, customer relationships, and developed technology will be amortized over a weighted average period of approximately 3.4 years.
(5)	We recorded an adjustment of $1.0 million to write-down the noncontrolling interest to its estimated fair value. The estimated fair value of the noncontrolling interest was calculated as a percentage of the net assets acquired related to certain subsidiaries in which ITS holds less than a 100 percent controlling interest. The fair value of the net assets of these subsidiaries was primarily based on the income approach valuation model.

Acquisition Related Costs

Acquisition-related transaction costs consisted of various advisory, compliance, legal, accounting, valuation and other professional or consulting fees totaled approximately $22.5 million for the year ended December 31, 2013. The costs were expensed as incurred and are included in general and administrative expense in our consolidated statement of operations. Debt issuance costs of $5.4 million associated with our $125 million term loan, fully funded by Goldman Sachs Bank USA as Sole Lead Arranger and Administrative Agent (the Goldman Term Loan) issued on April 18, 2013 were initially deferred to be amortized to interest expense over the life of the term loan. However, the Goldman Term Loan was repaid on July 30, 2013 with net proceeds from the issuance of $225.0 million aggregate principal amount of 7.50% Senior Notes due August 1, 2020 (7.50% Notes) (see Note 8 — Long-Term Debt, for further discussion) and the unamortized deferred costs of $5.2 million were expensed during the 2013 third quarter.

Supplemental Pro forma Results

ITS’ results of operations have been included in our financial statements for periods subsequent to April 22, 2013, the effective date of the ITS Acquisition. ITS contributed revenues of $88.0 million and net income of approximately $10.0 million to Parker Drilling for the period from the closing of the ITS Acquisition through December 31, 2013.

The following unaudited supplemental pro forma results present consolidated information for the years ended December 31, 2013 and 2012 as if the ITS Acquisition had been completed on January 1, 2012. The pro forma results have been calculated after applying our accounting policies and include, among others, (i) the amortization associated with the fair value of the acquired intangible assets, (ii) interest expense associated with the Goldman Term Loan and (iii) the impact of certain fair value adjustments such as a decrease in depreciation expense related to the write-down in property, plant and equipment. The pro forma results do not include any potential synergies, non-recurring charges which result directly from the ITS Acquisition, cost savings or other expected benefits of the ITS Acquisition. The pro forma financial information does not necessarily represent what would have occurred if the transaction had taken place at the beginning of the period presented and should not be taken as representative of our future consolidated results of operations. We have not concluded our integration work. Accordingly, this pro forma information does not include all costs related to the integration nor the benefits we expect to realize from operating synergies.

	Year ended December 31,
	(unaudited)
	2013	2012
	(Dollars in thousands, except per share data)
Revenue	$914,992	$794,640
Net income	$45,785	$(14,117)
Net income attributable to Parker Drilling	$45,391	$(13,981)
Earnings per share — basic	$0.38	$(0.12)
Earnings per share — diluted	$0.37	$(0.12)
Basic number of shares	119,284,468	117,721,135
Diluted number of shares	121,224,550	119,093,590